Financial instruments - fair values and risk management - Financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	$ 20,292	$ 28,507
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,303	1,934
Trade and other payable
Disclosure of financial liabilities [line items]
Financial liabilities	18,989	26,573
Financial liabilities not measured at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	20,292	28,507
Financial liabilities not measured at fair value | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,303	1,934
Financial liabilities not measured at fair value | Trade and other payable
Disclosure of financial liabilities [line items]
Financial liabilities	18,989	26,573
Financial liabilities measured at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	55,028	22,152
Financial liabilities measured at fair value | Loans receivables
Disclosure of financial liabilities [line items]
Financial liabilities	14,806	123
Financial liabilities measured at fair value | Put option liability
Disclosure of financial liabilities [line items]
Financial liabilities	13,886
Financial liabilities measured at fair value | Other non-current liabilities.
Disclosure of financial liabilities [line items]
Financial liabilities	9,071
Financial liabilities measured at fair value | Share Warrant Obligations
Disclosure of financial liabilities [line items]
Financial liabilities	$ 17,265	$ 22,029